Legal Actions (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Wells Fargo Mortgage-Backed Certificates Litigation [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters	$ 125,000,000
Wells Fargo Mortgage-Backed Certificates Litigation [Member] | The Bank of Chicago [Member]
Legal Actions (Textual) [Abstract]
Mortgage-backed securities sale amount, rescission sought by plaintiff	4,200,000,000
Wells Fargo Mortgage-Backed Certificates Litigation [Member] | The Bank of Indianapolis [Member]
Legal Actions (Textual) [Abstract]
Mortgage-backed securities sale amount, rescission sought by plaintiff	3,000,000,000
Mortgage Related Regulatory Investigations [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters	5,300,000,000
Mortgage Related Regulatory Investigations [Member] | Refinance Program [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters	900,000,000
Mortgage Related Regulatory Investigations [Member] | Consumer Relief Program [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters	3,400,000,000
Mortgage Related Regulatory Investigations [Member] | Foreclosure Assistance Payment [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters	1,000,000,000
Mortgage Related Regulatory Investigations [Member] | Office of the Comptroller of the Currency [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters	83,000,000
Mortgage Related Regulatory Investigations [Member] | Federal Reserve [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters	85,000,000
Municipal Derivatives Bid Practices Investigation [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters	148,000,000
In re Municipal Derivatives Antitrust Litigation [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters	37,000,000
Gutierrez v. Wells Fargo Bank, N.A. Order of Posting Litigation [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters	203,000,000
Equity Securities Litigation [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters	75,000,000
In re Wachovia Preferred Securities and Bond/Notes Litigation [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters	590,000,000
Liability for Contingent Litigation Losses [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Range of Possible Loss, Portion Not Accrued	$ 1,200,000,000